DUNHAM FUNDS

Dunham Corporate/Government Bond Fund

Class A (DACGX) | Class C (DCCGX) | Class N (DNCGX)

Supplement dated July 7, 2022 to the Statutory Prospectus (the “Prospectus”)
dated March 1, 2022, and the Summary Prospectus dated March 1, 2022

This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Newfleet Asset Management, LLC (“Newfleet”), the sub-adviser to the Dunham Corporate/Government Bond Fund (the “Fund”), is a wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Virtus has determined to restructure its investment advisory business. As part of this restructuring, Virtus transferred the portfolio management team of the Fund from Newfleet to a wholly-owned subsidiary of Virtus, Virtus Fixed Income Advisers, LLC (“VFIA”), effective July 1, 2022. Therefore, effective July 1, 2022, all references to Newfleet in the Prospectus and Summary Prospectus are deleted and replaced with VFIA. The Newfleet brand, portfolio management team, investment strategies and sub-advisory fees remain unchanged.

Effective July 1, 2022, the information under the sub-headings “Sub-Adviser” and “Sub-Adviser Portfolio Managers” located on page 4 of the Prospectus and page 5 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser:  Virtus Fixed Income Advisers, LLC (“VFIA” or “Sub-Adviser”).

Sub-Adviser Portfolio Managers: David L. Albrycht, CFA is President and Chief Investment Officer of the Newfleet Asset Management division of VFIA. Prior to joining an affiliate of VFIA in 2011, Mr. Albrycht was Executive Managing Director and Senior Portfolio Manager with Goodwin Capital Advisers. He joined the Goodwin Capital Advisers multi-sector fixed income team in 1985 as a credit analyst and had managed fixed income portfolios since 1991. Mr. Albrycht has been managing the Fund since January 2013.

Stephen Hooker is a Managing Director and a Portfolio Manager at the Newfleet Asset Management division of VFIA. Mr. Hooker joined an affiliate of VFIA in 2011 to serve as sector manager for emerging markets. He was responsible for researching issuers in Europe, the Middle East, and Africa. Prior to joining an affiliate of VFIA, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. He began his career in the investment industry in 1993. Mr. Hooker has been managing the Fund since May 2017.

Messrs. Albrycht and Hooker share responsibility for the day-to-day management of the Fund.

Effective July 1, 2022, the information describing Newfleet beginning on page 80 of the Prospectus is deleted in its entirety and replaced with the following:

Virtus Fixed Income Advisers, LLC (“VFIA”), Newfleet Asset Management division, an investment management firm located at 100 One Financial Plaza, Hartford, Connecticut 06103, founded in 1989, serves as the Sub-Adviser to the Dunham Corporate/Government Bond Fund. Virtus Investment Partners, Inc. owns 100% of VFIA. As of December 31, 2021, the Newfleet Asset Management division of VFIA had approximately $10.1 billion in assets under management for a national and international client base including individuals and institutions.

The Dunham Corporate/Government Bond Fund is managed by a management team consisting of portfolio managers and analysts. David L. Albrycht and Stephen Hooker share responsibility for the day-to-day management of the Fund.

David L. Albrycht, CFA

President and Chief Investment Officer

David Albrycht is President and Chief Investment Officer of the Newfleet Asset Management division of VFIA. Prior to joining an affiliate of VFIA in 2011, Mr. Albrycht was Executive Managing Director and Senior Portfolio Manager with Goodwin Capital Advisers. He joined the Goodwin Capital Advisers multi-sector fixed income team in 1985 as a credit analyst and has managed fixed income portfolios since 1991.

Stephen Hooker

Managing Director and Portfolio Manager

Mr. Hooker joined an affiliate of VFIA in 2011 to serve as sector manager for emerging markets. He was responsible for researching issuers in Europe, the Middle East, and Africa. Prior to joining an affiliate of VFIA, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. He began his career in the investment industry in 1993.

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference

DUNHAM FUNDS

Dunham International Opportunity Bond Fund

Class A (DAIOX) | Class C (DCIOX) | Class N (DNIOX)

Supplement dated July 7, 2022 to the Statutory Prospectus (the “Prospectus”)
dated March 1, 2022, and the Summary Prospectus dated March 1, 2022

This Supplement updates and supersedes any contrary information contained in the Prospectus and Summary Prospectus.

Stone Harbor Investment Partners, LLC (“Stone Harbor”), the sub-adviser to the Dunham International Opportunity Bond Fund (the “Fund”), is a wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Virtus has determined to restructure its investment advisory business. As part of this restructuring, Virtus transferred the portfolio management team of the Fund from Stone Harbor to a wholly-owned subsidiary of Virtus, Virtus Fixed Income Advisers, LLC (“VFIA”), effective July 1, 2022. Therefore, effective July 1, 2022, all references to Stone Harbor in the Prospectus and Summary Prospectus are deleted and replaced with VFIA. The Stone Harbor brand, portfolio management team, investment strategies and sub-advisory fees remain unchanged.

Effective July 1, 2022, the information under the sub-headings “Sub-Adviser” and “Sub-Adviser Portfolio Managers” located on page 17 of the Prospectus and page 5 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser:  Virtus Fixed Income Advisers, LLC (“VFIA” or “Sub-Adviser”).

Sub-Adviser Portfolio Managers: The portfolio managers on the team who are jointly and primarily responsible for the day-to-day management of the Fund are Peter J. Wilby, CFA, Co-Chief Investment Officer of the Stone Harbor Investment Partners division of VFIA and Co-Chair of VFIA, James E. Craige, CFA, Co-Chief Investment Officer of the Stone Harbor Investment Partners division of VFIA, and David Torchia, David Scott, and William Perry, each a Portfolio Manager at the Stone Harbor Investment Partners division of VFIA (collectively, the “Fund’s Portfolio Managers”). Messrs. Wilby, Craige, Torchia and Scott joined an affiliate of VFIA in April 2006. Mr. Perry joined an affiliate of VFIA in 2012. The Fund’s Portfolio Managers began managing the Fund in January 2020.

Effective July 1, 2022, the information describing Stone Harbor beginning on page 82 of the Prospectus is deleted in its entirety and replaced with the following:

Virtus Fixed Income Advisers, LLC (“VFIA”), Stone Harbor Investment Partners division, 31 West 52nd Street, 16th Fl., New York, New York 10019, serves as the Sub-Adviser to the Dunham International Opportunity Bond Fund. Virtus Investment Partners, Inc. owns 100% of VFIA. As of December 31, 2021, the Stone Harbor Investment Partners division of VFIA had approximately $14.7 billion in assets under management.

The portfolio managers on the team who are jointly and primarily responsible for the day-to-day management of the Fund are Peter J. Wilby, CFA, Co-Chief Investment Officer of the Stone Harbor Investment Partners division of VFIA and Co-Chair of VFIA, James E. Craige, CFA, Co-Chief Investment Officer of the Stone Harbor Investment Partners division of VFIA, and David Torchia, David Scott, and William Perry, each a Portfolio Manager at the Stone Harbor Investment Partners division of VFIA.

Peter J. Wilby, CFA

Co-Chief Investment Officer

Mr. Wilby, Portfolio Manager of the Dunham International Opportunity Bond Fund, has served as the Vice Chairman of VFIA since July 1, 2022, and Co-Chief Investment Officer at the Stone Harbor Investment Partners division of VFIA or an affiliate since December 2018 and Chief Investment Officer of VFIA or an affiliate from April 2006 to December 2018. Prior to April 2006, Mr. Wilby was the Chief Investment Officer of North American Fixed Income and Senior Portfolio Manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management.

James E. Craige, CFA

Co-Chief Investment Officer

Mr. Craige, Portfolio Manager of the Dunham International Opportunity Bond Fund, has served as Co-Chief Investment Officer at the Stone Harbor Investment Partners division of VFIA or an affiliate since December 2018 and a Portfolio Manager at VFIA or an affiliate from April 2006 to December 2018. Prior to April 2006, Mr. Craige was a Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.

David Torchia

Portfolio Manager

Mr. Torchia, Portfolio Manager of the Dunham International Opportunity Bond Fund, has served as a Portfolio Manager at the Stone Harbor Investment Partners division of VFIA or an affiliate since April 2006. Prior to April 2006, he was Managing Director and senior portfolio manager responsible for directing investment policy and strategy for all investment grade U.S. fixed income portfolios at Citigroup Asset Management; he joined Citigroup or its predecessor firms in 1984.

David Scott

Portfolio Manager

Mr. Scott, Portfolio Manager of the Dunham International Opportunity Bond Fund, has served as a Portfolio Manager at the Stone Harbor Investment Partners division of VFIA or an affiliate since April 2006. Prior to April 2006, he was Managing Director and Head of Traditional Investment Group responsible for the global bond portfolios at Salomon Brothers Asset Management Limited, which he joined in 1994.

William Perry

Portfolio Manager

Mr. Perry, Portfolio Manager of the Dunham International Opportunity Bond Fund, has served as Portfolio Manager of the Stone Harbor Investment Partners division of VFIA or an affiliate since September 2012. From August 2010 to August 2012, he served as Emerging Markets Corporate Debt Portfolio Manager at Morgan Stanley Investment Management. Prior to 2010, Mr. Perry was Managing Director/Portfolio Manager in Global Special Opportunities Group for Latin American Special Situations at JPMorgan Chase.

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference

DUNHAM FUNDS

Dunham Corporate/Government Bond Fund

Class A (DACGX) | Class C (DCCGX) | Class N (DNCGX)

Dunham International Opportunity Bond Fund

Class A (DAIOX) | Class C (DCIOX) | Class N (DNIOX)

Supplement dated July 7, 2022 to the Statement of Additional Information
dated March 1, 2022 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Newfleet Asset Management, LLC (“Newfleet”), the sub-adviser to the Dunham Corporate/Government Bond Fund (the “Corporate/Government Bond Fund”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”), the sub-adviser to the Dunham International Opportunity Bond Fund (the “International Opportunity Bond Fund”)(together the “Funds”) are each a wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Virtus has determined to restructure its investment advisory business. As part of this restructuring, Virtus transferred the portfolio management team of the Funds from Newfleet and Stone Harbor to a wholly-owned subsidiary of Virtus, Virtus Fixed Income Advisers, LLC (“VFIA”), effective July 1, 2022. Therefore, effective July 1, 2022, all references to Newfleet and Stone Harbor in the Statement of Information are deleted and replaced with VFIA.

Reference is made to the section entitled “Conflicts of Interest” beginning on page 69 of the SAI. Effective July 1, 2022, the information pertaining to each of Newfleet and Stone Harbor is deleted in its entirety and replaced with the following information:

Virtus Fixed Income Advisers, LLC, Newfleet Asset Management division (“Newfleet”) – Newfleet has responsibility for managing multiple client accounts and, as such, potential conflicts of interest may arise.  For instance, Newfleet may receive fees from certain client accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. Newfleet and its associates attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, Newfleet may recommend or cause a client to invest in a security in which another client of Newfleet has an ownership position. Newfleet has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. In the case where Newfleet seeks to purchase or sell the same security for multiple client accounts, Newfleet may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

Virtus Fixed Income Advisers, LLC, Stone Harbor Investment Partners division (“Stone Harbor”) - There are several potential conflicts of interest that may arise in conducting business as an investment adviser. Stone Harbor has adopted compliance policies and procedures that are designed to address the potential conflicts of interest that may arise for the firm and the individuals that it employs. Potential conflicts of interest may arise because the Dunham International Opportunity Bond Fund portfolio managers have day-to-day management responsibilities with respect to one or more accounts. Stone Harbor seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage accounts that share a similar investment style. Furthermore, Stone Harbor has implemented trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by Stone Harbor will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Potential conflicts of interest may also occur when employees purchase securities for their personal accounts and as a result of employees having access to confidential and or non-public information. It is Stone Harbor's policy to put the customer's interest first, protect their confidentiality and act ethically to fulfill its fiduciary obligations. To this end, Stone Harbor has enacted a Code of Ethics that requires, among other things, that Stone Harbor employees follow specified guidelines for trading in their personal accounts and refrain from misusing confidential client information or other nonpublic information. Each Stone Harbor employee involved in the management and/or review of the Dunham International Opportunity Bond Fund is required to acknowledge receipt and certify that they have complied with this Code of Ethics on an annual basis.

Reference is made to the section entitled “Compensation” beginning on page 78. Effective July 1, 2022, the information pertaining to each of Newfleet and Stone Harbor is deleted in its entirety and replaced with the following information:

Virtus Fixed Income Advisers, LLC, Newfleet Asset Management division (“Newfleet”) – Newfleet is committed to attracting and retaining the highest caliber employees and investment talent. The company’s compensation and benefits program is comprehensive and designed to reward performance and commitment to the shareholders of our parent, Virtus. Newfleet personnel receive a competitive base salary, an incentive bonus opportunity, and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance.

Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with multi-year vesting, subject to Virtus corporate board approval, and opportunities to defer their compensation and reduce tax implications.

Following is a more detailed description of Newfleet’s compensation structure.

Base Salary – Each individual is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Management uses independent, third-party compensation surveys of the investment industry to evaluate competitive market compensation for its employees.

Incentive Bonus – Incentive bonus pools for non-investment personnel are generally based upon Newfleet and the parent company’s overall profitability. Annual incentive payments for investment personnel are based on targeted compensation levels, adjusted for profitability and investment performance factors, and a subjective assessment of contribution to the team effort. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. For compensation purposes, a fund’s performance is generally measured over one-, three-, and five-year periods and an individual manager’s participation is based on the performance of each fund/account managed. The short-term incentive payment is generally paid in cash, but a portion may be payable in Virtus RSUs.

Other Benefits – Employees are also eligible to participate in broad-based plans offered, which include 401(k), health, and other employee benefit plans.

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Virtus Fixed Income Advisers, LLC, Stone Harbor Investment Partners division (“Stone Harbor”) – Stone Harbor and its parent company Virtus Investment Partners, Inc. believe that the compensation program is adequate and competitive to attract and retain high-caliber investment professionals, including the investment professionals responsible for the management of the Dunham International Opportunity Bond Fund. The overall compensation structure for all Stone Harbor personnel is based on two primary components: base salary and incentive bonus. Performance is a component of the incentive bonus for investment professionals and is generally measured versus assigned benchmarks as measured on a one-, three- and five-year horizon. Stone Harbor personnel are also offered a comprehensive benefits package.

Reference is made to the section entitled “APPENDIX B – PROXY VOTING FOR THE SUB-ADVISERS” beginning on page 101 of the SAI. Effective July 1, 2022, the heading pertaining to Newfleet on page 123 is deleted in its entirety and replaced with the following:

General Proxy Voting Policies, Procedures and Guidelines for Virtus Fixed Income Advisers, LLC, Newfleet Asset Management division (“Newfleet”) Portfolio Managers

Reference is made to the section entitled “APPENDIX B – PROXY VOTING FOR THE SUB-ADVISERS” beginning on page 101 of the SAI. Effective July 1, 2022, the heading pertaining to Stone Harbor on page 134 is deleted in its entirety and replaced with the following:

Virtus Fixed Income Advisers, LLC, Stone Harbor Investment Partners division (“Stone Harbor”)
Proxy Voting Policies and Procedures

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference